Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital.
Information about share capital

	AS OF DECEMBER 31,
	2019	2020	2021
Share capital (in thousands of euros)	4,793	20,151	27,191

Number of outstanding shares	23,963,254	100,757,097	135,953,657

Nominal value per share (in euros)	€0.20	€0.20	€0.20